ACQUISITION OF TOWER CONSTRUCTION & TECHNICAL SERVICES, INC. (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of acquisition of tower construction & technical services, inc. [Abstract]
Schedule of Assets Acquired And Liabilities Assumed

The following table presents assets acquired and liabilities assumed based on their estimated fair values, which is the same as the carrying values, at the date of acquisition:

$
Liabilities assumed:
Bank indebtedness	(52,042)
Accounts payable	(5,201)
Due to related parties	(127,655)

Net liabilities of TCTS	(184,898)
Net liabilities attributed to non-controlling interest	-
Excess of net liabilities over consideration paid	184,898